Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Finance Debt
Summary of changes in lease liabilities

Changes in the balance of lease liabilities are presented below:

	Balance at 12.31.2020	Remeasurement / new contracts	Payment of principal and interest (*)	Interest expenses	Foreign exchange gains and losses	Cumulative translation adjustment	Transfers	Balance at 12.31.2021
In Brazil	4,340	1,655	(1,560)	243	151	(272)	47	4,604
Abroad	17,310	4,474	(4,267)	990	1,288	(1,310)	(46)	18,439
Total	21,650	6,129	(5,827)	1,233	1,439	(1,582)	1	23,043

Summary of main information by class of underlying assets

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Nominal Future Payments	up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	5 years onwards	Total	Recoverable taxes
Without readjustment
Vessels	2,620	1,644	885	380	243	1,150	6,922	218
Others	110	62	23	13	−	−	208	16
With readjustment - abroad (*)
Vessels	471	288	276	215	176	186	1,612	−
Platforms	1,700	1,434	1,460	1,414	1,339	11,986	19,333	−
With readjustment - Brazil
Vessels	361	272	184	101	43	18	979	87
Properties	94	89	90	90	90	869	1,322	9
Others	211	155	109	96	81	399	1,051	16
TOTAL	5,567	3,944	3,027	2,309	1,972	14,608	31,427	346
(*)	Contracts signed in the U.S. Dollars.

Summary of maturity schedule of the lease arrangements

The following table presents information on leases by class of underlying assets:

Present Value of Future Payments	Discount rate (%)	Average Period	Recoverable taxes	Closing Balance	Opening Balance
Without readjustment
Vessels	3,5155	5.4 years	205	6,201	7,462
Others	1,5029	2.5 years	16	202	262
With readjustment - abroad (*)
Platforms	5,5194	14.6 years	−	13,059	10,747
Vessels	4,3124	4.7 years	−	1,431	1,530
With readjustment - Brazil
Vessels	6,8752	3.3 years	76	850	794
Properties	8,7184	21.5 years	7	590	643
Others	9,7347	7.9 years	14	710	212
TOTAL	5,2637	11.7 years	318	23,043	21,650
(*)	Incremental nominal rate on company debt calculated from the yield curve of bonds and credit risk of the Company, as well as terms .